4. EXPLORATION AND EVALUATION ASSETS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Exploration and Evaluation Assets, Starting Balance	$ 4,325,562	$ 3,728,231
Exploration and Evaluation Assets, Claim staking	33,430
Exploration and Evaluation Assets, Property acquisition	143,653	317,262
Exploration and Evaluation Assets, Total	177,083	317,262
Exploration and Evaluation Assets, Aircraft charter	33,058	30,366
Exploration and Evaluation Assets, Camp, travel and meals	510,668	74,246
Exploration and Evaluation Assets, Drilling	1,547,793	547,112
Exploration and Evaluation Assets, Field equipment rental	100,791	19,886
Exploration and Evaluation Assets, Field supplies and maps	33,534	21,424
Exploration and Evaluation Assets, Geochemical	70,287	131,147
Exploration and Evaluation Assets, Geological consulting	975,980	449,984
Exploration and Evalutation Assets - Geophysics	3,447	45,753
Exploration and Evaluation Assets, Legal and accounting	65	3,873
Exploration and Evaluation Assets, Licence and permits	108,569	131,229
Exploration and Evaluation Assets, Permitting	26,642
Exploration and Evaluation Assets, Reclamation	23,393
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	29,969	13,881
Exploration and Evalutation Assets - Trenching	2,421	31,267
Exploration and Evaluation Assets, Total expenses	3,466,617	1,622,757
Exploration and Evaluation Assets, Recovered exploration expenditures	(221,254)	(1,248,841)
Exploration and Evalutation Assets - Writedown of Properties	(8,469)	(87,338)
Exploration and Evaluation Assets, Net Additions	3,413,977	603,840
Exploration and Evaluation Assets, Foreign Currency Translation	(31,160)	(6,509)
Exploration and Evaluation Assets, Ending Balance	7,708,379	4,325,562
Exploration and Evaluation Assets, Community relations		1,420
Exploration and Evaluation Assets, Management fees		121,169
USA, Horsethief
Exploration and Evaluation Assets, Starting Balance	178,638	173,156
Exploration and Evaluation Assets, Claim staking	0
Exploration and Evaluation Assets, Property acquisition	0	0
Exploration and Evaluation Assets, Total	0	0
Exploration and Evaluation Assets, Aircraft charter	0	0
Exploration and Evaluation Assets, Camp, travel and meals	2,107	45,929
Exploration and Evaluation Assets, Drilling	0	540,092
Exploration and Evaluation Assets, Field equipment rental	0	13,094
Exploration and Evaluation Assets, Field supplies and maps	0	12,761
Exploration and Evaluation Assets, Geochemical	38,348	114,324
Exploration and Evaluation Assets, Geological consulting	12,959	245,193
Exploration and Evalutation Assets - Geophysics	3,447	45,753
Exploration and Evaluation Assets, Legal and accounting	0	3,335
Exploration and Evaluation Assets, Licence and permits	(18,243)	43,400
Exploration and Evaluation Assets, Permitting	0
Exploration and Evaluation Assets, Reclamation	23,393
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	0	0
Exploration and Evalutation Assets - Trenching	0	31,267
Exploration and Evaluation Assets, Total expenses	62,011	1,216,317
Exploration and Evaluation Assets, Recovered exploration expenditures	(92,087)	(1,210,473)
Exploration and Evalutation Assets - Writedown of Properties	0	0
Exploration and Evaluation Assets, Net Additions	(30,076)	5,844
Exploration and Evaluation Assets, Foreign Currency Translation	1,991	(362)
Exploration and Evaluation Assets, Ending Balance	150,553	178,638
Exploration and Evaluation Assets, Community relations		0
Exploration and Evaluation Assets, Management fees		121,169
Twin Canyon
Exploration and Evaluation Assets, Starting Balance	351,336	0
Exploration and Evaluation Assets, Property acquisition	19,112	185,012
Exploration and Evaluation Assets, Total	19,112	185,012
Exploration and Evaluation Assets, Aircraft charter	0	0
Exploration and Evaluation Assets, Camp, travel and meals	8,983	16,353
Exploration and Evaluation Assets, Drilling	0	0
Exploration and Evaluation Assets, Field equipment rental	641	0
Exploration and Evaluation Assets, Field supplies and maps	1,057	3,266
Exploration and Evaluation Assets, Geochemical	13,962	11,375
Exploration and Evaluation Assets, Geological consulting	127,600	106,014
Exploration and Evalutation Assets - Geophysics	0	0
Exploration and Evaluation Assets, Legal and accounting	0	0
Exploration and Evaluation Assets, Licence and permits	12,577	29,316
Exploration and Evaluation Assets, Permitting	11,501
Exploration and Evaluation Assets, Reclamation	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	11,727	0
Exploration and Evalutation Assets - Trenching	1,529	0
Exploration and Evaluation Assets, Total expenses	189,577	166,324
Exploration and Evaluation Assets, Recovered exploration expenditures	0	0
Exploration and Evalutation Assets - Writedown of Properties	0
Exploration and Evaluation Assets, Net Additions	208,689	351,336
Exploration and Evaluation Assets, Foreign Currency Translation	(15,751)	0
Exploration and Evaluation Assets, Ending Balance	544,274	351,336
Exploration and Evaluation Assets, Community relations		0
Exploration and Evaluation Assets, Management fees		0
USA, Bellview
Exploration and Evaluation Assets, Starting Balance	97,786	85,548
Exploration and Evaluation Assets, Property acquisition	0	0
Exploration and Evaluation Assets, Total	0	0
Exploration and Evaluation Assets, Aircraft charter	0	0
Exploration and Evaluation Assets, Camp, travel and meals	0	0
Exploration and Evaluation Assets, Drilling	0	0
Exploration and Evaluation Assets, Field equipment rental	0	0
Exploration and Evaluation Assets, Field supplies and maps	0	0
Exploration and Evaluation Assets, Geochemical	0	1,870
Exploration and Evaluation Assets, Geological consulting	725	71
Exploration and Evalutation Assets - Geophysics	0	0
Exploration and Evaluation Assets, Legal and accounting	0	0
Exploration and Evaluation Assets, Licence and permits	7,683	10,368
Exploration and Evaluation Assets, Permitting	0
Exploration and Evaluation Assets, Reclamation	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	0	0
Exploration and Evalutation Assets - Trenching	0	0
Exploration and Evaluation Assets, Total expenses	8,408	12,309
Exploration and Evaluation Assets, Recovered exploration expenditures	0	0
Exploration and Evalutation Assets - Writedown of Properties	0	0
Exploration and Evaluation Assets, Net Additions	8,408	12,309
Exploration and Evaluation Assets, Foreign Currency Translation	178	(71)
Exploration and Evaluation Assets, Ending Balance	106,372	97,786
Exploration and Evaluation Assets, Community relations		0
Exploration and Evaluation Assets, Management fees		0
USA, BP
Exploration and Evaluation Assets, Starting Balance	260,569	248,975
Exploration and Evaluation Assets, Property acquisition	0	0
Exploration and Evaluation Assets, Total	0	0
Exploration and Evaluation Assets, Aircraft charter	0	0
Exploration and Evaluation Assets, Camp, travel and meals	1,003	0
Exploration and Evaluation Assets, Drilling	0	0
Exploration and Evaluation Assets, Field equipment rental	0	0
Exploration and Evaluation Assets, Field supplies and maps	0	0
Exploration and Evaluation Assets, Geochemical	0	1,478
Exploration and Evaluation Assets, Geological consulting	3,719	1,701
Exploration and Evalutation Assets - Geophysics	0	0
Exploration and Evaluation Assets, Legal and accounting	0	0
Exploration and Evaluation Assets, Licence and permits	32,039	33,424
Exploration and Evaluation Assets, Permitting	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	0	0
Exploration and Evalutation Assets - Trenching	0	0
Exploration and Evaluation Assets, Total expenses	36,761	36,603
Exploration and Evaluation Assets, Recovered exploration expenditures	0	(25,009)
Exploration and Evalutation Assets - Writedown of Properties	0	0
Exploration and Evaluation Assets, Net Additions	36,761	11,594
Exploration and Evaluation Assets, Foreign Currency Translation	1,157	0
Exploration and Evaluation Assets, Ending Balance	298,487	260,569
Exploration and Evaluation Assets, Community relations		0
Exploration and Evaluation Assets, Management fees		0
Strategic Alliance Program
Exploration and Evaluation Assets, Starting Balance	0
Exploration and Evaluation Assets, Claim staking	25,482
Exploration and Evaluation Assets, Property acquisition	20,041
Exploration and Evaluation Assets, Total	45,523
Exploration and Evaluation Assets, Aircraft charter	0
Exploration and Evaluation Assets, Camp, travel and meals	4,283
Exploration and Evaluation Assets, Drilling	0
Exploration and Evaluation Assets, Field equipment rental	0
Exploration and Evaluation Assets, Field supplies and maps	519
Exploration and Evaluation Assets, Geochemical	0
Exploration and Evaluation Assets, Geological consulting	67,175
Exploration and Evalutation Assets - Geophysics	0
Exploration and Evaluation Assets, Legal and accounting	14
Exploration and Evaluation Assets, Licence and permits	50,908
Exploration and Evaluation Assets, Permitting	13,708
Exploration and Evaluation Assets, Reclamation	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	0
Exploration and Evalutation Assets - Trenching	892
Exploration and Evaluation Assets, Total expenses	137,499
Exploration and Evaluation Assets, Recovered exploration expenditures	(115,893)
Exploration and Evalutation Assets - Writedown of Properties	0
Exploration and Evaluation Assets, Net Additions	67,129
Exploration and Evaluation Assets, Foreign Currency Translation	0
Exploration and Evaluation Assets, Ending Balance	67,129	0
USA, Others
Exploration and Evaluation Assets, Starting Balance	23,546	23,404
Exploration and Evaluation Assets, Claim staking	7,948
Exploration and Evaluation Assets, Property acquisition	0	0
Exploration and Evaluation Assets, Total	7,948	0
Exploration and Evaluation Assets, Aircraft charter	0	0
Exploration and Evaluation Assets, Camp, travel and meals	322	0
Exploration and Evaluation Assets, Drilling	0	0
Exploration and Evaluation Assets, Field equipment rental	0	0
Exploration and Evaluation Assets, Field supplies and maps	0	0
Exploration and Evaluation Assets, Geochemical	0	0
Exploration and Evaluation Assets, Geological consulting	8,902	0
Exploration and Evalutation Assets - Geophysics	0
Exploration and Evaluation Assets, Legal and accounting	8	0
Exploration and Evaluation Assets, Licence and permits	3,310	3,501
Exploration and Evaluation Assets, Permitting	1,433
Exploration and Evaluation Assets, Reclamation	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	0	0
Exploration and Evalutation Assets - Trenching	0
Exploration and Evaluation Assets, Total expenses	13,975	3,501
Exploration and Evaluation Assets, Recovered exploration expenditures	(13,274)	(3,359)
Exploration and Evalutation Assets - Writedown of Properties	(8,469)	0
Exploration and Evaluation Assets, Net Additions	180	142
Exploration and Evaluation Assets, Foreign Currency Translation	(66)	0
Exploration and Evaluation Assets, Ending Balance	23,660	23,546
Exploration and Evaluation Assets, Community relations		0
Exploration and Evaluation Assets, Management fees		0
Canada, Haldane
Exploration and Evaluation Assets, Starting Balance	1,627,078	1,433,291
Exploration and Evaluation Assets, Claim staking	0
Exploration and Evaluation Assets, Property acquisition	41,500	31,250
Exploration and Evaluation Assets, Total	41,500	31,250
Exploration and Evaluation Assets, Aircraft charter	33,058	30,366
Exploration and Evaluation Assets, Camp, travel and meals	493,970	11,274
Exploration and Evaluation Assets, Drilling	1,547,793	7,020
Exploration and Evaluation Assets, Field equipment rental	100,150	6,788
Exploration and Evaluation Assets, Field supplies and maps	31,958	5,397
Exploration and Evaluation Assets, Geochemical	17,977	2,100
Exploration and Evaluation Assets, Geological consulting	727,772	80,548
Exploration and Evalutation Assets - Geophysics	0	0
Exploration and Evaluation Assets, Legal and accounting	43	38
Exploration and Evaluation Assets, Licence and permits	8,640	5,335
Exploration and Evaluation Assets, Permitting	0
Exploration and Evaluation Assets, Reclamation	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	18,242	12,251
Exploration and Evalutation Assets - Trenching	0	0
Exploration and Evaluation Assets, Total expenses	2,979,603	162,537
Exploration and Evaluation Assets, Recovered exploration expenditures	0	0
Exploration and Evalutation Assets - Writedown of Properties	0	0
Exploration and Evaluation Assets, Net Additions	3,021,103	193,787
Exploration and Evaluation Assets, Foreign Currency Translation	0	0
Exploration and Evaluation Assets, Ending Balance	4,648,181	1,627,078
Exploration and Evaluation Assets, Community relations		1,420
Exploration and Evaluation Assets, Management fees		0
Canada, KRL
Exploration and Evaluation Assets, Starting Balance	257,487	139,847
Exploration and Evaluation Assets, Claim staking	0
Exploration and Evaluation Assets, Property acquisition	63,000	101,000
Exploration and Evaluation Assets, Total	63,000	101,000
Exploration and Evaluation Assets, Aircraft charter	0	0
Exploration and Evaluation Assets, Camp, travel and meals	0	690
Exploration and Evaluation Assets, Drilling	0	0
Exploration and Evaluation Assets, Field equipment rental	0	4
Exploration and Evaluation Assets, Field supplies and maps	0	0
Exploration and Evaluation Assets, Geochemical	0	0
Exploration and Evaluation Assets, Geological consulting	7,282	13,816
Exploration and Evalutation Assets - Geophysics	0	0
Exploration and Evaluation Assets, Legal and accounting	0	500
Exploration and Evaluation Assets, Licence and permits	2,500	0
Exploration and Evaluation Assets, Permitting	0
Exploration and Evaluation Assets, Reclamation	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	0	1,630
Exploration and Evalutation Assets - Trenching	0	0
Exploration and Evaluation Assets, Total expenses	9,782	16,640
Exploration and Evaluation Assets, Recovered exploration expenditures	0	0
Exploration and Evalutation Assets - Writedown of Properties	0	0
Exploration and Evaluation Assets, Net Additions	72,782	117,640
Exploration and Evaluation Assets, Foreign Currency Translation	0	0
Exploration and Evaluation Assets, Ending Balance	330,269	257,487
Exploration and Evaluation Assets, Community relations		0
Exploration and Evaluation Assets, Management fees		0
Tim
Exploration and Evaluation Assets, Starting Balance	(9,949)	1
Exploration and Evaluation Assets, Claim staking	0
Exploration and Evaluation Assets, Property acquisition	0	0
Exploration and Evaluation Assets, Total	0	0
Exploration and Evaluation Assets, Aircraft charter	0	0
Exploration and Evaluation Assets, Camp, travel and meals	0	0
Exploration and Evaluation Assets, Drilling	0	0
Exploration and Evaluation Assets, Field equipment rental	0	0
Exploration and Evaluation Assets, Field supplies and maps	0	0
Exploration and Evaluation Assets, Geochemical	0	0
Exploration and Evaluation Assets, Geological consulting	0	50
Exploration and Evalutation Assets - Geophysics	0	0
Exploration and Evaluation Assets, Legal and accounting	0	0
Exploration and Evaluation Assets, Licence and permits	0	0
Exploration and Evaluation Assets, Permitting	0
Exploration and Evaluation Assets, Reclamation	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	0	0
Exploration and Evalutation Assets - Trenching	0	0
Exploration and Evaluation Assets, Total expenses	0	50
Exploration and Evaluation Assets, Recovered exploration expenditures	0	(10,000)
Exploration and Evalutation Assets - Writedown of Properties	0	0
Exploration and Evaluation Assets, Net Additions	0	(9,950)
Exploration and Evaluation Assets, Foreign Currency Translation	0	0
Exploration and Evaluation Assets, Ending Balance	(9,949)	(9,949)
Exploration and Evaluation Assets, Community relations		0
Exploration and Evaluation Assets, Management fees		0
Canada, Others
Exploration and Evaluation Assets, Starting Balance	1,114,250	1,198,997
Exploration and Evaluation Assets, Claim staking	0
Exploration and Evaluation Assets, Property acquisition	0	0
Exploration and Evaluation Assets, Total	0	0
Exploration and Evaluation Assets, Aircraft charter	0	0
Exploration and Evaluation Assets, Camp, travel and meals	0	0
Exploration and Evaluation Assets, Drilling	0	0
Exploration and Evaluation Assets, Field equipment rental	0	0
Exploration and Evaluation Assets, Field supplies and maps	0	0
Exploration and Evaluation Assets, Geochemical	0	0
Exploration and Evaluation Assets, Geological consulting	1,347	2,591
Exploration and Evalutation Assets - Geophysics	0	0
Exploration and Evaluation Assets, Legal and accounting	0	0
Exploration and Evaluation Assets, Licence and permits	3,570	0
Exploration and Evaluation Assets, Permitting	0
Exploration and Evaluation Assets, Reclamation	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	0	0
Exploration and Evalutation Assets - Trenching	0	0
Exploration and Evaluation Assets, Total expenses	4,917	2,591
Exploration and Evaluation Assets, Recovered exploration expenditures	0	0
Exploration and Evalutation Assets - Writedown of Properties	0	(87,338)
Exploration and Evaluation Assets, Net Additions	4,917	(84,747)
Exploration and Evaluation Assets, Foreign Currency Translation	0	0
Exploration and Evaluation Assets, Ending Balance	1,119,167	1,114,250
Exploration and Evaluation Assets, Community relations		0
Exploration and Evaluation Assets, Management fees		0
Peru, Yanac
Exploration and Evaluation Assets, Starting Balance	424,821	425,012
Exploration and Evaluation Assets, Claim staking	0
Exploration and Evaluation Assets, Property acquisition	0	0
Exploration and Evaluation Assets, Total	0	0
Exploration and Evaluation Assets, Aircraft charter	0	0
Exploration and Evaluation Assets, Camp, travel and meals	0	0
Exploration and Evaluation Assets, Drilling	0	0
Exploration and Evaluation Assets, Field equipment rental	0	0
Exploration and Evaluation Assets, Field supplies and maps	0	0
Exploration and Evaluation Assets, Geochemical	0	0
Exploration and Evaluation Assets, Geological consulting	18,499	0
Exploration and Evaluation Assets, Legal and accounting	0	0
Exploration and Evaluation Assets, Licence and permits	5,585	5,885
Exploration and Evaluation Assets, Permitting	0
Exploration and Evaluation Assets, Reclamation	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	0	0
Exploration and Evalutation Assets - Trenching	0
Exploration and Evaluation Assets, Total expenses	24,084	5,885
Exploration and Evaluation Assets, Recovered exploration expenditures	0	0
Exploration and Evalutation Assets - Writedown of Properties	0	0
Exploration and Evaluation Assets, Net Additions	24,084	5,885
Exploration and Evaluation Assets, Foreign Currency Translation	(18,669)	(6,076)
Exploration and Evaluation Assets, Ending Balance	430,236	424,821
Exploration and Evaluation Assets, Community relations		0
Exploration and Evaluation Assets, Management fees		$ 0
Accumulated expense on advancing property	430,236
Others - Klondike (Colorado)
Accumulated expense on advancing property	49,263
Others - Stateline (Colorado)
Accumulated expense on advancing property	17,866
Others - East Walker (Nevada)
Accumulated expense on advancing property	29,744
Haldane (Yukon)
Accumulated expense on advancing property	4,648,181
KRL (British Columbia)
Accumulated expense on advancing property	330,269
Others
Accumulated expense on advancing property	$ 1,119,167